Liabilities Subject to Compromise - Summary of Prepetition Liabilities Subject to Compromise (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Liabilities Subject to Compromise Disclosures [Abstract]
Loans and financing		R$ 32,153,039	R$ 49,129,546		R$ 49,265,232
Derivative financial instrument			104,694		104,694
Trade payables			2,139,312	[1]	2,158,852
Provision for civil contingencies-Anatel		927,779	9,333,795		7,764,994
Provison for pension plan			560,046		560,046
Other			43,334		43,334
Provision for labor contingencies		1,037,854	899,226		752,485
Provision for civil-other claims		2,363,389	2,929,275		3,096,487
Liabilities subject to compromise	[2]	R$ 36,482,061	R$ 65,139,228		R$ 63,746,124

[1]	Certain amounts initially recorded as liabilities subject to compromise were adjusted and reclassified to reflect the new legal terms and conditions established by the JRP Court (Note 2).
[2]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.